REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
Schedule of revenue from mining operations

	Year Ended December 31,

	2017	2016

Revenues from mining operations:

Gold	$2,140,890	$2,049,871

Silver	86,262	85,096

Zinc	9,177	1,413

Copper	6,275	1,852

Total revenues from mining operations	$2,242,604	$2,138,232